Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Schedule of deferred tax assets and liabilities [Abstract]
Allowance for doubtful accounts	$ 139,048	$ 113,062
Deferred revenue	546,043	219,177
Net operating loss carry-forwards	2,462	465,059
Total deferred tax asset	687,553	797,298
Valuation allowance	(48,284)	(525,183)
Deferred tax assets, net	$ 639,269	$ 272,115